Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the CD&A in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. The Compensation Committee did not consider the pay-versus-performance disclosure below in making its pay decisions for any of the fiscal years shown.

								Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for David R. Morris	Compensation Actually Paid to David R. Morris(1)	Summary Compensation Table Total for Alan Thian(2)	Compensation Actually Paid to Alan Thian (2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(1)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (in millions)	Diluted EPS (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(h)

2023	$1,069,978	$1,054,900	$—	$—	$504,569	$478,144	100.94	115.64	$42.47	$2.24

2022	$1,183,555	$1,159,843	$1,444,211	$(6,994)	$573,828	$562,213	105.60	116.09	$64.33	$3.33

2021	$—	$—	$3,414,552	$4,065,310	$733,089	$906,520	129.57	124.74	$56.91	$2.86

2020	$—	$—	$2,703,159	$2,505,720	$577,408	$571,663	74.30	91.29	$32.93	$1.65

(1) Amounts represent compensation actually paid to the applicable CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our CEOs and NEOs represents the “Total” compensation reported in the Summary Compensation Table reduced by all equity incentive compensation for the applicable fiscal year and then adjusted for the value of certain items discussed below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP consist of:

Adjustment To PEO Compensation, Footnote

	2023
	David R. Morris	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,069,978	$504,569
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—
Amount added for current year service cost	—	—
Amount added for prior service cost impacting current year	—	—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(159,731)	(93,703)
Year-end fair value of unvested awards granted in the current year	148,645	76,583
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(2,777)	(6,268)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,215)	(3,037)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments for Equity Awards	$(15,078)	$(26,425)

Compensation Actually Paid (as calculated)	$1,054,900	$478,144
(2) Effective April 8, 2022, Mr. Thian resigned from his positions as President and CEO of the Company and the Bank.
(3) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2023: Alex Ko, Lynn Hopkins, Gary Fan, Johnny Lee, Vincent Liu
2022: Vincent Liu, Jeffrey Yeh, Tsu Te Huang
2021: David R. Morris, Vincent Liu, Tammy Song
2020: David R. Morris, Larsen Lee
(4) Based on an initial investment of $100. The Peer Group used is the KBW Nasdaq Regional Banking Index.
(5) Diluted EPS is a GAAP measure.

Non-PEO NEO Average Total Compensation Amount	$ 504,569	$ 573,828	$ 733,089	$ 577,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 478,144	562,213	906,520	571,663
Compensation Actually Paid vs. Total Shareholder Return

The graphs below compare the relationship between CAP to our CEO and the average of CAP to our remaining NEOs, with:

●	The Company’s cumulative TSR and the Peer Group’s cumulative TSR
●	The Company’s Net Income
●	The Company Selected Measure, which is Diluted EPS

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Performance Measures

The financial performance measures that the Company considers to be the most important in linking CAP to our CEO to Company performance are listed below. Such performance measures are not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

●	Diluted EPS
●	Average Cost of Deposits
●	Return on Average Assets
●	Audit Results, including Compliance Audit Results
●	Loan to Deposit Ratio
●	Total Deposit Growth
●	NPA/Total Assets
●	Commercial Loan Growth

Total Shareholder Return Amount	$ 100.94	105.6	129.57	74.3
Peer Group Total Shareholder Return Amount	115.64	116.09	124.74	91.29
Net Income (Loss)	$ 42,470,000	$ 64,330,000	$ 56,910,000	$ 32,930,000
Company Selected Measure Amount	2.24	3.33	2.86	1.65
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Average Cost of Deposits
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Audit Results, including Compliance Audit Results
Measure:: 5
Pay vs Performance Disclosure
Name	Loan to Deposit Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Total Deposit Growth
Measure:: 7
Pay vs Performance Disclosure
Name	NPA/Total Assets
Measure:: 8
Pay vs Performance Disclosure
Name	Commercial Loan Growth
PEO Morris Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
NEO Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,731)
NEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,703)
PEO Morris Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,645
NEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,583
PEO Morris Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,777)
NEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,268)
PEO Morris Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,215)
NEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,037)
PEO Morris Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Morris Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,078)
NEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,425)
David Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,069,978	$ 1,183,555	$ 0	$ 0
PEO Actually Paid Compensation Amount	1,054,900	1,159,843	0	0
Alan Thian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,444,211	3,414,552	2,703,159
PEO Actually Paid Compensation Amount	0	$ (6,994)	$ 4,065,310	$ 2,505,720
PEO David Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,069,978